LONG-TERM LOANS AND OTHER BORROWINGS - Principal payments (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 27,773	$ 1,804	Rp 27,331
1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings	8,611
2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings	5,801
3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings	3,858
4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	3,019
More than 5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	6,484
Bonds and Medium-term notes (MTN)
Borrowings and other credit facilities
Long-term loans and other borrowings	4,795		4,793
Bonds and Medium-term notes (MTN) | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings	2,099
Bonds and Medium-term notes (MTN) | More than 5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	2,696
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings	22,978		Rp 22,085
Bank loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings	6,512
Bank loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings	5,801
Bank loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings	3,858
Bank loans | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	3,019
Bank loans | More than 5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 3,788